Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Notes Debt Balances And Associated Finance Cost From Related Parties	The following table provides the associated finance costs as follows:

	Six Months Ended June 30,
	2023	2022
Convertible notes from related parties
Interest expense on amounts owed to related parties	$—	$44